Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2020
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Summary of Cash and Cash Equivalents
Cash and cash equivalents as of March 31, 2019 and 2020 consist of the following:

	Yen (millions)
	2019	2020
Cash and deposits	¥1,815,920	¥2,017,247
Cash equivalents	678,201	655,106

Total	¥2,494,121	¥2,672,353